SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS [Abstract]
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
ENPRO INC. RETIREMENT SAVINGS PLAN

SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED DECEMBER 31, 2025

EIN: 01-0573945 – PLAN NUMBER: 004

	Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions
	Check Here If Late Participant Loan Payments are Included X	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51

2023	$333,487	$–	$–	$–	$333,487

See report of independent registered public accounting firm.